Note 42 - Prior Year Error - Restatement of Quarterly Comparative Information - Quarterly Income Statement (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended																							12 Months Ended
	Jan. 01, 2020	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2024		Dec. 31, 2023	[1]	Dec. 31, 2022	[1]	Dec. 31, 2021	[1]	Dec. 31, 2020	[1]	Dec. 31, 2019
Statement Line Items [Line Items]
Revenue		$ 46,868	$ 50,107	$ 38,528	$ 38,661	$ 41,187	$ 37,031	$ 29,435	$ 34,178	$ 35,840	$ 36,992	$ 35,072	$ 32,136	$ 33,496	$ 29,977	$ 25,720	$ 28,128	$ 25,359	$ 22,913	$ 23,602	$ 23,433	$ 19,953	$ 16,520	$ 15,920	$ 183,018		$ 146,314		$ 142,082		$ 121,329		$ 100,002		$ 75,826	[1]
Royalty		(2,422)	(2,475)	(1,934)	(1,987)	(2,207)	(1,963)	(1,480)	(1,716)	(1,796)	(1,854)	(1,758)	(1,612)	(1,679)	(1,503)	(1,289)	(1,408)	(1,271)	(1,146)	(1,182)	(1,172)	(999)	(864)	(819)	(9,263)		(7,637)		(7,124)		(6,083)		(5,007)		(3,854)	[1]
Production costs		(21,085)	(20,460)	(18,960)	(21,681)	(20,452)	(20,726)	(19,850)	(18,335)	(15,802)	(14,502)	(14,359)	(14,178)	(13,729)	(12,362)	(12,857)	(11,174)	(10,399)	(11,451)	(10,687)	(9,650)	(9,410)	(7,571)	(9,769)	(80,744)		(82,709)		(62,998)		(53,126)		(43,711)		(36,400)	[1]
Depreciation		(4,048)	(4,239)	(3,819)	(4,437)	(4,385)	(3,409)	(2,255)	(2,769)	(2,670)	(2,639)	(2,063)	(2,303)	(2,351)	(2,199)	(1,193)	(1,171)	(1,143)	(1,141)	(1,173)	(1,275)	(1,059)	(1,052)	(1,048)	(16,021)		(14,486)		(10,141)		(8,046)		(4,628)		(4,434)	[1]
Gross profit		19,313	22,933	13,815	10,556	14,143	10,933	5,850	11,358	15,572	17,997	16,892	14,043	15,737	13,913	10,381	14,375	12,546	9,175	10,560	11,336	8,485	7,033	4,284	76,990		41,482		61,819		54,074		46,656		31,138	[1]
Net foreign exchange (loss) gain	$ 5,580	(3,132)	(2,182)	(4,882)	(494)	(1,044)	(5,270)	36	(3,707)	(272)	(450)	(1,248)	(895)	186	(427)	105	(1,518)	252	(224)	940	(1,548)	1,642	2,206	3,280	(9,722)		(6,772)		(5,677)		(1,031)	[2]	(550)	[2]	5,580	[1]
Administrative expenses		(3,954)	(3,664)	(2,611)	(5,419)	(2,889)	(3,183)	(5,938)	(3,873)	(2,789)	(2,908)	(2,371)	(3,830)	(1,906)	(1,745)	(1,610)	(2,636)	(2,539)	(1,275)	(1,547)	(1,686)	(1,246)	(1,309)	(1,396)	(15,658)		(17,429)		(11,941)		(9,091)		(7,997)		(5,637)	[1]
Net derivative financial instrument expense		(20)	(174)	(302)	(529)	(102)	(54)	(434)	(38)	537	41	(1,738)	(133)	0	7	(114)	(145)	27	(113)	(35)	(277)	0	(194)	(130)	(831)		(1,119)		(1,198)		(240)		(266)		(601)	[1]
Equity-settled share-based expense		(279)	(305)	(201)	(76)	(233)	(221)	(110)	(308)	(94)	0	(82)													(1,054)		(640)		(484)		0		0		0	[1]
Cash-settled share-based expense		(422)	(4)	(53)	(165)	(27)	9	(280)	(274)	(25)	57	(367)	(51)	(243)	(31)	(152)	(236)	(231)	(762)	(184)	(283)	(36)	(9)	(361)	(201)		(463)		(609)		(477)		(1,413)		(689)	[1]
Other expenses		(2,814)	(664)	(600)	(1,565)	(701)	(1,461)	(640)	(9,947)	(552)	(490)	(793)	(1,741)	(1,254)	(3,883)	(258)	(3,488)	(305)	(1,314)	(208)	(184)	(173)	(220)	(89)	(6,940)	[3]	(4,367)	[4]	(11,782)	[5]	(7,136)	[6]	(5,315)	[7]	(666)	[1],[8]
Other income		16	185	164	15	62	168	18	43	14	1	2	4	12	7	23	29	27	2,791	1,918	231	5	749	1,289	1,090		263		60		46		4,765		2,274	[1]
Operating profit		8,708	16,125	5,330	2,323	9,209	921	(1,498)	(6,746)	12,391	14,248	10,295	7,397	12,532	7,841	8,375	6,381	9,777	8,278	11,444	7,589	8,677	8,256	12,286	43,674		10,955	[2]	30,188	[2]	36,145	[2]	35,880	[2]	36,808	[1],[2]
Finance income		7	3	6	9	21	4	5	7	7	2	1	3	4	4	3	26	4	18	14	66	30	44	6	26		39		17		14		62		146	[1]
Finance cost		(831)	(797)	(732)	(662)	(529)	(1,061)	(772)	(347)	(16)	(177)	(117)	(10)	(17)	(227)	(121)	23	(91)	(147)	(152)	(228)	(46)	(16)	(54)	(3,157)		(3,024)		(657)		(375)		(367)		(344)	[1]
Profit before tax		7,884	15,331	4,604	1,670	8,701	(136)	(2,265)	(7,086)	12,382	14,073	10,179	7,390	12,519	7,618	8,257	6,430	9,690	8,149	11,306	7,427	8,661	8,284	12,238	40,543		7,970		29,548		35,784		35,575		36,610	[1]
Tax expense	(10,927)	(4,600)	(5,151)	(2,530)	(4,258)	(3,777)	(2,395)	(2,380)	684	(4,456)	(5,819)	(4,768)	(3,738)	(4,203)	(3,511)	(2,352)	(1,950)	(4,995)	(3,514)	(2,072)	(2,328)	(3,861)	(8,141)	3,403	(17,489)		(12,810)	[2]	(14,359)	[2]	(13,804)	[2]	(12,531)	[2]	(10,927)	[1],[2]
Profit after tax	25,683	3,284	10,180	2,074	(2,588)	4,924	(2,531)	(4,645)	(6,402)	7,926	8,254	5,411	3,652	8,316	4,107	5,905	4,480	4,695	4,635	9,234	5,099	4,800	143	15,641	23,054		(4,840)	[2],[9]	15,189	[2],[10],[11]	21,980	[2],[10],[11]	23,044	[2]	25,683	[1],[2]
Other comprehensive income
Exchange differences on translation of foreign operations		629	178	(144)	156	(79)	(330)	(369)	396	(699)	(852)	693	(382)	(330)	383	(202)	973	(88)	293	(1,351)	402	(353)	144	(144)	(116)		(622)		(462)		(531)		(173)		49	[1]
Total comprehensive income for the year	23,623	3,913	10,358	1,930	(2,432)	4,845	(2,861)	(5,014)	(6,006)	7,227	7,402	6,104	3,270	7,986	4,490	5,703	5,453	4,607	4,928	7,883	5,501	4,447	287	13,388	22,938		(5,462)		14,727		21,449		22,871		23,623	[1]
Reclassification of accumulated exchange differences on the sale of subsidiary																					0	0	0	(2,109)											(2,109)
Profit (loss) attributable to:
Owners of the Company		2,264	8,283	1,486	(3,401)	3,823	(2,928)	(5,356)	(6,358)	6,644	6,928	4,025	2,541	6,933	2,954	4,968	3,566	3,795	3,644	7,854	3,956	3,901	4	13,443	17,899		(7,862)	[2]	11,239	[2]	17,396	[2]	18,859	[2]	21,305	[1],[2]
Non-controlling interests	4,378	1,020	1,897	588	813	1,101	397	711	(44)	1,282	1,326	1,386	1,111	1,383	1,153	937	914	900	991	1,380	1,143	899	139	2,198	5,155		3,022		3,950		4,584		4,185		4,378	[1]
Profit after tax	25,683	3,284	10,180	2,074	(2,588)	4,924	(2,531)	(4,645)	(6,402)	7,926	8,254	5,411	3,652	8,316	4,107	5,905	4,480	4,695	4,635	9,234	5,099	4,800	143	15,641	23,054		(4,840)	[2],[9]	15,189	[2],[10],[11]	21,980	[2],[10],[11]	23,044	[2]	25,683	[1],[2]
Total comprehensive income attributable to:
Owners of the Company		2,893	8,461	1,342	(3,245)	3,744	(3,258)	(5,725)	(5,962)	5,945	6,076	4,718	2,159	6,603	3,337	4,766	4,539	3,707	3,937	6,503	4,358	3,548	148	11,190	17,783		(8,484)		10,777		16,865		18,686		19,245	[1]
Non-controlling interests		1,020	1,897	588	813	1,101	397	711	(44)	1,282	1,326	1,386	1,111	1,383	1,153	937	914	900	991	1,380	1,143	899	139	2,198	5,155		3,022		3,950		4,584		4,185		4,378	[1]
Total comprehensive income for the year	$ 23,623	$ 3,913	$ 10,358	$ 1,930	$ (2,432)	$ 4,845	$ (2,861)	$ (5,014)	$ (6,006)	$ 7,227	$ 7,402	$ 6,104	$ 3,270	$ 7,986	$ 4,490	$ 5,703	$ 5,453	$ 4,607	$ 4,928	$ 7,883	$ 5,501	$ 4,447	$ 287	$ 13,388	$ 22,938		$ (5,462)		$ 14,727		$ 21,449		$ 22,871		$ 23,623	[1]
Earnings (loss) per share
Basic (loss) earnings per share ($) (in dollars per share)	$ 1.94	$ 0.13	$ 0.42	$ 0.07	$ (0.19)	$ 0.21	$ (0.14)	$ (0.32)	$ (0.5)	$ 0.51	$ 0.54	$ 0.3	$ 0.2	$ 0.56	$ 0.24	$ 0.41	$ 0.28	$ 0.31	$ 0.29	$ 0.69	$ 0.36	$ 0.34	$ 0.001	$ 1.23	$ 0.91		$ (0.44)		$ 0.85		$ 1.4		$ 1.57		$ 1.94	[1]
Diluted (loss) earnings per share ($) (in dollars per share)	$ 1.94	$ 0.13	$ 0.42	$ 0.07	$ (0.19)	$ 0.21	$ (0.14)	$ (0.32)	$ (0.5)	$ 0.51	$ 0.54	$ 0.3	$ 0.2	$ 0.56	$ 0.24	$ 0.41	$ 0.28	$ 0.31	$ 0.29	$ 0.69	$ 0.36	$ 0.34	$ 0.001	$ 1.23	$ 0.91		$ (0.44)		$ 0.85		$ 1.4		$ 1.57		$ 1.94	[1]
Revenue		$ 46,868	$ 50,107	$ 38,528	$ 38,661	$ 41,187	$ 37,031	$ 29,435	$ 34,178	$ 35,840	$ 36,992	$ 35,072	$ 32,136	$ 33,496	$ 29,977	$ 25,720	$ 28,128	$ 25,359	$ 22,913	$ 23,602	$ 23,433	$ 19,953	$ 16,520	$ 15,920	$ 183,018		$ 146,314		$ 142,082		$ 121,329		$ 100,002		$ 75,826	[1]
Royalty		(2,422)	(2,475)	(1,934)	(1,987)	(2,207)	(1,963)	(1,480)	(1,716)	(1,796)	(1,854)	(1,758)	(1,612)	(1,679)	(1,503)	(1,289)	(1,408)	(1,271)	(1,146)	(1,182)	(1,172)	(999)	(864)	(819)	(9,263)		(7,637)		(7,124)		(6,083)		(5,007)		(3,854)	[1]
Production costs		(21,085)	(20,460)	(18,960)	(21,681)	(20,452)	(20,726)	(19,850)	(18,335)	(15,802)	(14,502)	(14,359)	(14,178)	(13,729)	(12,362)	(12,857)	(11,174)	(10,399)	(11,451)	(10,687)	(9,650)	(9,410)	(7,571)	(9,769)	(80,744)		(82,709)		(62,998)		(53,126)		(43,711)		(36,400)	[1]
Depreciation		(4,048)	(4,239)	(3,819)	(4,437)	(4,385)	(3,409)	(2,255)	(2,769)	(2,670)	(2,639)	(2,063)	(2,303)	(2,351)	(2,199)	(1,193)	(1,171)	(1,143)	(1,141)	(1,173)	(1,275)	(1,059)	(1,052)	(1,048)	(16,021)		(14,486)		(10,141)		(8,046)		(4,628)		(4,434)	[1]
Gross profit		19,313	22,933	13,815	10,556	14,143	10,933	5,850	11,358	15,572	17,997	16,892	14,043	15,737	13,913	10,381	14,375	12,546	9,175	10,560	11,336	8,485	7,033	4,284	76,990		41,482		61,819		54,074		46,656		31,138	[1]
Net foreign exchange (loss) gain	$ 5,580	(3,132)	(2,182)	(4,882)	(494)	(1,044)	(5,270)	36	(3,707)	(272)	(450)	(1,248)	(895)	186	(427)	105	(1,518)	252	(224)	940	(1,548)	1,642	2,206	3,280	(9,722)		(6,772)		(5,677)		(1,031)	[2]	(550)	[2]	5,580	[1]
Administrative expenses		(3,954)	(3,664)	(2,611)	(5,419)	(2,889)	(3,183)	(5,938)	(3,873)	(2,789)	(2,908)	(2,371)	(3,830)	(1,906)	(1,745)	(1,610)	(2,636)	(2,539)	(1,275)	(1,547)	(1,686)	(1,246)	(1,309)	(1,396)	(15,658)		(17,429)		(11,941)		(9,091)		(7,997)		(5,637)	[1]
Net derivative financial instrument expense		(20)	(174)	(302)	(529)	(102)	(54)	(434)	(38)	537	41	(1,738)	(133)	0	7	(114)	(145)	27	(113)	(35)	(277)	0	(194)	(130)	(831)		(1,119)		(1,198)		(240)		(266)		(601)	[1]
Equity-settled share-based expense		(279)	(305)	(201)	(76)	(233)	(221)	(110)	(308)	(94)	0	(82)													(1,054)		(640)		(484)		0		0		0	[1]
Cash-settled share-based expense		(422)	(4)	(53)	(165)	(27)	9	(280)	(274)	(25)	57	(367)	(51)	(243)	(31)	(152)	(236)	(231)	(762)	(184)	(283)	(36)	(9)	(361)	(201)		(463)		(609)		(477)		(1,413)		(689)	[1]
Other expenses		(2,814)	(664)	(600)	(1,565)	(701)	(1,461)	(640)	(9,947)	(552)	(490)	(793)	(1,741)	(1,254)	(3,883)	(258)	(3,488)	(305)	(1,314)	(208)	(184)	(173)	(220)	(89)	(6,940)	[3]	(4,367)	[4]	(11,782)	[5]	(7,136)	[6]	(5,315)	[7]	(666)	[1],[8]
Other income		16	185	164	15	62	168	18	43	14	1	2	4	12	7	23	29	27	2,791	1,918	231	5	749	1,289	1,090		263		60		46		4,765		2,274	[1]
Operating profit		8,708	16,125	5,330	2,323	9,209	921	(1,498)	(6,746)	12,391	14,248	10,295	7,397	12,532	7,841	8,375	6,381	9,777	8,278	11,444	7,589	8,677	8,256	12,286	43,674		10,955	[2]	30,188	[2]	36,145	[2]	35,880	[2]	36,808	[1],[2]
Finance income		7	3	6	9	21	4	5	7	7	2	1	3	4	4	3	26	4	18	14	66	30	44	6	26		39		17		14		62		146	[1]
Finance cost		(831)	(797)	(732)	(662)	(529)	(1,061)	(772)	(347)	(16)	(177)	(117)	(10)	(17)	(227)	(121)	23	(91)	(147)	(152)	(228)	(46)	(16)	(54)	(3,157)		(3,024)		(657)		(375)		(367)		(344)	[1]
Profit before tax		7,884	15,331	4,604	1,670	8,701	(136)	(2,265)	(7,086)	12,382	14,073	10,179	7,390	12,519	7,618	8,257	6,430	9,690	8,149	11,306	7,427	8,661	8,284	12,238	40,543		7,970		29,548		35,784		35,575		36,610	[1]
Tax expense	(10,927)	(4,600)	(5,151)	(2,530)	(4,258)	(3,777)	(2,395)	(2,380)	684	(4,456)	(5,819)	(4,768)	(3,738)	(4,203)	(3,511)	(2,352)	(1,950)	(4,995)	(3,514)	(2,072)	(2,328)	(3,861)	(8,141)	3,403	(17,489)		(12,810)	[2]	(14,359)	[2]	(13,804)	[2]	(12,531)	[2]	(10,927)	[1],[2]
Profit after tax	$ 25,683	$ 3,284	$ 10,180	$ 2,074	$ (2,588)	$ 4,924	$ (2,531)	$ (4,645)	$ (6,402)	$ 7,926	$ 8,254	$ 5,411	$ 3,652	$ 8,316	$ 4,107	$ 5,905	$ 4,480	$ 4,695	$ 4,635	$ 9,234	5,099	4,800	143	15,641	$ 23,054		$ (4,840)	[2],[9]	$ 15,189	[2],[10],[11]	$ 21,980	[2],[10],[11]	$ 23,044	[2]	25,683	[1],[2]
Profit on sale of subsidiary																					$ 0	$ 0	$ 0	$ 5,409											$ 5,409

[1]	Refer to note 41.
[2]	Unaudited and restated. Refer to note 2.2 and note 41.
[3]	Other expenses include impairment of plant and equipment of $1,711 for Blanket , as well as $1,973 and $126 retirement benefits for Blanket and Bilboes respectively.
[4]	Other expenses include impairment of plant and equipment of $26 for Blanket and $851 for the Bilboes oxide mine, as well as impairment of the solar VAT and duty receivable amounting to $720 for Blanket.
[5]	Other expenses include impairment of plant and equipment of $8,209 for Blanket, as well as impairment of Connemara North of $720.
[6]	Other expenses include impairment of plant and equipment of $498 for Blanket, as well as impairment of Connemara North of $3,837 and CSR $1,167.
[7]	Other expenses include impairment of exploration and evaluation assets of $2,930 and COVID-19 donations of $1,322.
[8]	Other expenses include impairment of plant and equipment of $144 for Blanket.
[9]	Restated, refer to note 41.
[10]	Restated. Refer to note 41.
[11]	Unaudited. Refer to note 2.2.